LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2023
Loss Per Share
SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2023 A$	2022 A$	2021 A$
Loss for the year	(11,750,923)	(7,130,998)	(7,077,619)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	10,138,075,003	9,220,348,281	8,544,157,979

Note:

None of the 233,400,000 (2022: 757,400,000 and 2021: 725,787,500) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.